Note 4 - Commitments - Schedule of Lease Maturity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 313,884
Lessee, Operating Lease, Liability, to be Paid, Year Two	327,192
Lessee, Operating Lease, Liability, to be Paid, Year Three	282,211
Total remaining lease payments	923,287
Less: imputed interest	(80,117)
Total operating lease liability	843,170
Less: current portion	(263,135)	$ 0
Total operating lease liability, net of current portion	$ 580,035	$ 0